Commitments and contingencies (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Guarantor Obligations [Line Items]
Assets pledged under mortgages and overdraft facilities	$ 5,627.9	$ 4,953.4
Guarantor obligations, maximum exposure, undiscounted	462.4	462.4
Performance Guarantee
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	370.0	370.0
Guarantee in favor of banks
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 92.4	$ 92.4